Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized in Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ 0	$ 4	$ 0
United States Pension Plans of US Entity, Defined Benefit [Member]
Amortization of prior service cost	0	0	0
Loss (Gain) recognized in other comprehensive income	(1)
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Foreign Pension Plans, Defined Benefit [Member]
Amortization of prior service cost	0	$ 0	$ (1)
Loss (Gain) recognized in other comprehensive income	0
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Loss (Gain) recognized in other comprehensive income	(1)
Deferred income taxes	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Loss (Gain) recognized in other comprehensive income	1
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	1
United States Total Defined Benefits and Other Postretirement Benefit Plans [Member]
Loss (Gain) recognized in other comprehensive income	(2)
Deferred income taxes	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Foreign Total Defined Benefits and Other Postretirement Benefit Plans [Member]
Loss (Gain) recognized in other comprehensive income	1
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ 1